Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurement Bond Portfolio
		Fair Value Measurement
December 31, 2016	Fair Value	Level 3

Bond portfolio	$11,482,616	$11,482,616

		Fair Value Measurement
December 31, 2015	Fair Value	Level 3

Bond portfolio	$10,513,428	$10,513,428

Changes In Fair Value Bond Portfolio
Bond Portfolio

Balance at December 31, 2015	$10,513,428
Purchases	1,622,000
Proceeds	(394,812)
Other than temporary investment	(258,000)
Balance at December 31, 2016	$11,482,616

Fair Value Measurements Financial Instruments
	December 31, 2016
	Level 1	Level 2	Level 3	Fair Value at December 31, 2016
Impaired Loans	$—	$—	$1,189,873	$1,189,873
Real estate held for resale	—	—	340,872	340,872
	$—	$—	$1,530,745	$1,530,745

	December 31, 2015
	Level 1	Level 2	Level 3	Fair Value at December 31, 2015
Impaired Loans	$—	$—	$1,197,302	$1,197,302
Real estate held for resale	—	—	697,422	697,422
	$—	$—	$1,894,724	$1,894,724

Changes In Fair Value Measurements Financial Instruments
	Impaired Loans	Real Estate Held for Sale

Balance at December 31, 2015	$1,197,302	$697,422
Additions/Acquisitions	221,683	134,173
Dispositions/Proceeds	(134,173)	(471,550)
Impairment	(111,362)	(19,173)
Balance at December 31, 2016	$1,173,450	$340,872